Business segment information - Schedule of reconciliation of information on reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Reporting Segment [Line Items]
Profit for the year	$ 62,697	$ 63,593	$ 86,053
Assets:	8,038,111	6,288,898	7,249,666
Other assets - unallocated	8,430	6,816
Liabilities:	7,046,321	5,250,978	6,233,499
Other liabilities - unallocated	14,361	18,714
Reportable segments
Disclosure of Reporting Segment [Line Items]
Profit for the year	62,697	63,593	86,053
Assets:	8,029,693	6,282,090	7,240,835
Liabilities:	7,031,960	5,232,264	6,216,350
Unallocated amounts
Disclosure of Reporting Segment [Line Items]
Other assets - unallocated	8,418	6,808	8,831
Other liabilities - unallocated	$ 14,361	$ 18,714	$ 17,149